Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

23. Share-based payments

In 2022, the share-based payment expense for all equity-based incentive plans amounted to EUR 149 million (EUR 118 million in 2021 and EUR 76 million in 2020).

Active share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares outstanding at target	EUR(1)	shares outstanding	EUR(1)
1 January 2020	91 225 523		3 275 175
Granted	38 753 394	2.63	3 830 700	3.06
Forfeited	(4 752 172)		(1 100 107)
Vested(2)	(25 754 552)		(1 478 175)
31 December 2020	99 472 193		4 527 593
Granted	17 749 650	5.11	25 046 200	5.05
Forfeited	(5 783 031)		(783 950)
Vested(2)	(31 611 804)		(2 026 150)
31 December 2021	79 827 008		26 763 693
Granted	12 661 300	3.49	32 238 100	4.15
Forfeited	(2 450 396)		(1 695 734)
Vested(2)	(26 290 064)		(2 778 431)
31 December 2022	63 747 848		54 527 628

(1)   The fair value for the 2019 performance shares and all restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period. The fair value for the 2020, 2021 and 2022 performance shares is estimated based on the dividend-adjusted price of the Nokia share at the end of the performance period of the plan and the target payout levels.

(2)   Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.

Performance shares

In 2022, Nokia had outstanding Performance shares from grants made in 2019, 2020, 2021 and 2022. Shares granted under the 2019 Performance Share Plan vested 1 January 2022 and were settled soon thereafter. Starting in 2021, grants made for Performance shares were targeted on a more limited basis to senior level employees and executives.

The 2020, 2021, and 2022 Performance share grants have a three-year vesting period where Nokia’s actual total shareholder return (“TSR”) is compared to the target TSR to determine the number of Nokia shares that will be delivered at settlement. TSR is calculated based on the growth in the Nokia share price adjusted for any dividends resolved during the plan period. The 2020, 2021 and 2022 Performance share grants do not include a minimum payout guarantee.

Global performance share plans at 31 December 2022:

	Performance shares	Confirmed payout	Performance	Settlement
Plan	outstanding at target	(% of target)	period	year
2019	–	53	2019-2021	2022
2020	34 192 094	–	2020-2023	2023
2021	16 957 154	–	2021-2023	2024
2022	12 598 600	–	2022-2024	2025

Restricted shares

In 2022, there were outstanding restricted shares from grants made in 2019, 2020, 2021 and 2022. Starting in 2021, Nokia has granted restricted shares to selected employees as the primary method of equity compensation. Restricted Shares represent a commitment by Nokia to deliver Nokia shares to eligible participants at a future point in time, subject to the fulfillment of predetermined service conditions. Restricted Shares will either vest on the third anniversary of the award or follow a tranche vesting schedule whereby each plan vests in one or more tranches determined at the award date. The restricted share grants are generally forfeited if the employment relationship with Nokia terminates prior to vesting of the applicable tranche or tranches.

Employee share purchase plan

Nokia offers a voluntary Employee Share Purchase Plan to its employees. Participating employees make contributions from their net salary to purchase Nokia shares on a monthly basis during a 12-month savings period. Nokia intends to deliver one matching share for every two purchased shares the employee holds as of the end of the Plan cycle. In 2022, 5 243 560 matching shares were issued as a settlement to the participants of the Employee Share Purchase Plan 2021 (4 851 070 matching shares issued under the 2020 Plan in 2021 and 6 340 859 matching shares issued under the 2019 Plan in 2020).